Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000256523 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class Y
Trading Symbol	INYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) (successor to Pioneer Disciplined Growth Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 20.69%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.88%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 22.58% over the period.
  The Fund employs a high quality and valuation sensitive approach to investing in US large cap growth stocks. Underperformance relative to the Fund’s performance benchmark was driven by weaker sector allocation results. Specifically, the Fund’s decision to overweight materials, healthcare and industrials detracted from the Fund’s relative performance.
  The Fund’s security selection contributed to performance relative to the Fund’s performance benchmark. Specifically, stock picks in the industrials, healthcare and materials sectors contributed to the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	20.69%	13.88%	15.28%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Growth Total Return Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 2,237,172,006
Holdings Count | Holding	43	[1]
Advisory Fees Paid, Amount	$ 12,921,331
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$2,237,172,006%
Total number of portfolio holdings	43^^
Total advisory fee paid	$12,921,331
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256524 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class C
Trading Symbol	INDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) (successor to Pioneer Disciplined Growth Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.77%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 19.53%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.88%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 22.58% over the period.
  The Fund employs a high quality and valuation sensitive approach to investing in US large cap growth stocks. Underperformance relative to the Fund’s performance benchmark was driven by weaker sector allocation results. Specifically, the Fund’s decision to overweight materials, healthcare and industrials detracted from the Fund’s relative performance.
  The Fund’s security selection contributed to performance relative to the Fund’s performance benchmark. Specifically, stock picks in the industrials, healthcare and materials sectors contributed to the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	18.53%	12.79%	14.14%
Class C (without contingent deferred sales charge)	19.53%	12.79%	14.14%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Growth Total Return Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 2,237,172,006
Holdings Count | Holding	43	[2]
Advisory Fees Paid, Amount	$ 12,921,331
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$2,237,172,006%
Total number of portfolio holdings	43^^
Total advisory fee paid	$12,921,331
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256525 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class A
Trading Symbol	PINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) (successor to Pioneer Disciplined Growth Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 20.49%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.88%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 22.58% over the period.
  The Fund employs a high quality and valuation sensitive approach to investing in US large cap growth stocks. Underperformance relative to the Fund’s performance benchmark was driven by weaker sector allocation results. Specifically, the Fund’s decision to overweight materials, healthcare and industrials detracted from the Fund’s relative performance.
  The Fund’s security selection contributed to performance relative to the Fund’s performance benchmark. Specifically, stock picks in the industrials, healthcare and materials sectors contributed to the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	13.58%	12.37%	14.38%
Class A (without sales charge)	20.49%	13.71%	15.07%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Growth Total Return Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 2,237,172,006
Holdings Count | Holding	43	[3]
Advisory Fees Paid, Amount	$ 12,921,331
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$2,237,172,006%
Total number of portfolio holdings	43^^
Total advisory fee paid	$12,921,331
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256530 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class A
Trading Symbol	CVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 12.14%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	5.67%	10.93%	9.40%
Class A (without sales charge)	12.14%	12.25%	10.05%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,199,300
Holdings Count | Holding	64	[4]
Advisory Fees Paid, Amount	$ 1,394,152
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256529 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class C
Trading Symbol	CVCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 11.26%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	10.26%	11.38%	9.22%
Class C (without contingent deferred sales charge)	11.26%	11.38%	9.22%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,199,300
Holdings Count | Holding	64	[5]
Advisory Fees Paid, Amount	$ 1,394,152
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256527 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class R6
Trading Symbol	CVKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class R6 shares at NAV returned 12.50%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	12.50%	12.53%	10.19%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,199,300
Holdings Count | Holding	64	[6]
Advisory Fees Paid, Amount	$ 1,394,152
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256528 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class Y
Trading Symbol	CVFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 12.43%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	12.43%	12.63%	10.41%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,199,300
Holdings Count | Holding	64	[7]
Advisory Fees Paid, Amount	$ 1,394,152
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256531 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class Y
Trading Symbol	PSHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 5.68%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	5.68%	3.70%	2.79%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,272,545,932
Holdings Count | Holding	865	[8]
Advisory Fees Paid, Amount	$ 4,123,514
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256534 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class R6
Trading Symbol	STIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class R6 shares at NAV returned 5.73%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	5.73%	3.71%	2.85%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,272,545,932
Holdings Count | Holding	865	[9]
Advisory Fees Paid, Amount	$ 4,123,514
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256533 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class C
Trading Symbol	STIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 5.15%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund , compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	4.15%	3.13%	2.26%
Class C (without contingent deferred sales charge)	5.15%	3.13%	2.26%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,272,545,932
Holdings Count | Holding	865	[10]
Advisory Fees Paid, Amount	$ 4,123,514
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C and Class C2 shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256532 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class A
Trading Symbol	STABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 5.35%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (without sales charge)	5.35%	3.36%	2.44%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,272,545,932
Holdings Count | Holding	865	[11]
Advisory Fees Paid, Amount	$ 4,123,514
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256546 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Income Municipal Fund
Class Name	Class A
Trading Symbol	PIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Income Municipal Fund (the “Fund”) (successor to Pioneer High Income Municipal Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A+	$81	0.82%
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

Expenses Paid, Amount	$ 81	[12]
Expense Ratio, Percent	0.82%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned (2.91)%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 0.08%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned (1.50)% over the period.
  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to Tobacco bonds and Charter Schools, both of which lagged during the period. In addition, security selection within these sectors tilted towards longer maturity bonds which also weighed on relative performance. Security selection within Continuing Care Retirement Centers also detracted during the period.
  On the positive side, the Fund’s overweight allocation to Assisted Living Facilities and transportation sectors were accretive to overall performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	-5.03%	-0.59%	2.15%
Class A (without sales charge)	-2.91%	-0.13%	2.39%
Bloomberg Municipal Bond Total Return Index	0.08%	0.40%	2.18%
Bloomberg High Yield Municipal Total Return Index	-1.50%	2.34%	4.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 933,813,010
Holdings Count | Holding	221	[13]
Advisory Fees Paid, Amount	$ 5,080,961
Investment Company Portfolio Turnover	54.00%	[14]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$933,813,010%
Total number of portfolio holdings	221^^
Total advisory fee paid	$5,080,961
Portfolio turnover rate	54%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of August 31, 2025 )*
New York	11.1%
California	10.0%
Puerto Rico	9.9%
Indiana	9.2%
Pennsylvania	6.7%
Colorado	6.2%
Texas	5.8%
Florida	5.0%
Wisconsin	4.8%
Ohio	4.5%
Other States	26.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256547 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Income Municipal Fund
Class Name	Class C
Trading Symbol	HICMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Income Municipal Fund (the “Fund”) (successor to Pioneer High Income Municipal Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C+	$156	1.59%
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

Expenses Paid, Amount	$ 156	[15]
Expense Ratio, Percent	1.59%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned (3.64)%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 0.08%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned (1.50)% over the period.
  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to Tobacco bonds and Charter Schools, both of which lagged during the period. In addition, security selection within these sectors tilted towards longer maturity bonds which also weighed on relative performance. Security selection within Continuing Care Retirement Centers also detracted during the period.
  On the positive side, the Fund’s overweight allocation to Assisted Living Facilities and transportation sectors were accretive to overall performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	-4.57%	-0.89%	1.62%
Class C (without contingent deferred sales charge)	-3.64%	-0.89%	1.62%
Bloomberg Municipal Bond Total Return Index	0.08%	0.40%	2.18%
Bloomberg High Yield Municipal Total Return Index	-1.50%	2.34%	4.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 933,813,010
Holdings Count | Holding	221	[16]
Advisory Fees Paid, Amount	$ 5,080,961
Investment Company Portfolio Turnover	54.00%	[17]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$933,813,010%
Total number of portfolio holdings	221^^
Total advisory fee paid	$5,080,961
Portfolio turnover rate	54%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of August 31, 2025 )*
New York	11.1%
California	10.0%
Puerto Rico	9.9%
Indiana	9.2%
Pennsylvania	6.7%
Colorado	6.2%
Texas	5.8%
Florida	5.0%
Wisconsin	4.8%
Ohio	4.5%
Other States	26.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256545 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Income Municipal Fund
Class Name	Class Y
Trading Symbol	HIMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Income Municipal Fund (the “Fund”) (successor to Pioneer High Income Municipal Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y+	$54	0.55%
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

Expenses Paid, Amount	$ 54	[18]
Expense Ratio, Percent	0.55%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned (2.59)%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 0.08%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned (1.50)% over the period.
  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to Tobacco bonds and Charter Schools, both of which lagged during the period. In addition, security selection within these sectors tilted towards longer maturity bonds which also weighed on relative performance. Security selection within Continuing Care Retirement Centers also detracted during the period.
  On the positive side, the Fund’s overweight allocation to Assisted Living Facilities and transportation sectors were accretive to overall performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	-2.59%	0.10%	2.63%
Bloomberg Municipal Bond Total Return Index	0.08%	0.40%	2.18%
Bloomberg High Yield Municipal Total Return Index	-1.50%	2.34%	4.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 933,813,010
Holdings Count | Holding	221	[19]
Advisory Fees Paid, Amount	$ 5,080,961
Investment Company Portfolio Turnover	54.00%	[20]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$933,813,010%
Total number of portfolio holdings	221^^
Total advisory fee paid	$5,080,961
Portfolio turnover rate	54%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of August 31, 2025 )*
New York	11.1%
California	10.0%
Puerto Rico	9.9%
Indiana	9.2%
Pennsylvania	6.7%
Colorado	6.2%
Texas	5.8%
Florida	5.0%
Wisconsin	4.8%
Ohio	4.5%
Other States	26.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256552 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class Y
Trading Symbol	RCRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the “Fund”) (successor to Pioneer Active Credit Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 7.53%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 8.15% over the period.
  Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmarks’ higher quality positions.
  Residential mortgage-backed securities were the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels.
  Credit hedges were the only negative contributors on a relative basis.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and ICE BofA U.S. High Yield Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class Y	7.53%	4.88%	4.89%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	16.32%
ICE BofA U.S. High Yield Index	8.15%	5.15%	55.24%
*
Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 31,420,799
Holdings Count | Holding	175	[21]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$31,420,799%
Total number of portfolio holdings	175^^
Total advisory fee paid	$0
Portfolio turnover rate	142%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	46.4%
Collateralized Mortgage Obligations	14.8%
U.S. Government and Agency Obligations	9.6%
Commercial Mortgage-Backed Securities	8.4%
Insurance-Linked Securities	7.0%
Equity Linked Notes	4.5%
Asset Backed Securities	4.5%
Foreign Government Bonds	2.9%
Senior Secured Floating Rate Loan Interests	1.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256554 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class C
Trading Symbol	RCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the “Fund”) (successor to Pioneer Active Credit Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 6.43%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 8.15% over the period.
  Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmarks’ higher quality positions.
  Residential mortgage-backed securities were the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels.
  Credit hedges were the only negative contributors on a relative basis.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and ICE BofA U.S. High Yield Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class C (with contingent deferred sales charge)	5.43%	3.74%	3.88%
Class C (without contingent deferred sales charge)	6.43%	3.74%	3.88%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	16.32%
ICE BofA U.S. High Yield Index	8.15%	5.15%	55.24%
*
Performance of Class C shares of the Fund shown in the graph above is from the inception of Class C shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 31,420,799
Holdings Count | Holding	175	[22]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$31,420,799%
Total number of portfolio holdings	175^^
Total advisory fee paid	$0
Portfolio turnover rate	142%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	46.4%
Collateralized Mortgage Obligations	14.8%
U.S. Government and Agency Obligations	9.6%
Commercial Mortgage-Backed Securities	8.4%
Insurance-Linked Securities	7.0%
Equity Linked Notes	4.5%
Asset Backed Securities	4.5%
Foreign Government Bonds	2.9%
Senior Secured Floating Rate Loan Interests	1.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256553 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class A
Trading Symbol	RCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the “Fund”) (successor to Pioneer Active Credit Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 7.22%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 8.15% over the period.
  Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmarks’ higher quality positions.
  Residential mortgage-backed securities were the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels.
  Credit hedges were the only negative contributors on a relative basis.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and ICE BofA U.S. High Yield Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class A (with sales charge)	4.81%	4.09%	4.32%
Class A (without sales charge)	7.22%	4.58%	4.60%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	16.32%
ICE BofA U.S. High Yield Index	8.15%	5.15%	55.24%
*
Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 31,420,799
Holdings Count | Holding	175	[23]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$31,420,799%
Total number of portfolio holdings	175^^
Total advisory fee paid	$0
Portfolio turnover rate	142%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	46.4%
Collateralized Mortgage Obligations	14.8%
U.S. Government and Agency Obligations	9.6%
Commercial Mortgage-Backed Securities	8.4%
Insurance-Linked Securities	7.0%
Equity Linked Notes	4.5%
Asset Backed Securities	4.5%
Foreign Government Bonds	2.9%
Senior Secured Floating Rate Loan Interests	1.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256625 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class A
Trading Symbol	GLOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 22.70%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	15.65%	14.75%	11.18%
Class A (without sales charge)	22.70%	16.12%	11.84%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 616,357,506
Holdings Count | Holding	72	[24]
Advisory Fees Paid, Amount	$ 3,512,524
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256626 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class C
Trading Symbol	GCSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.86%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 21.85%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	20.85%	15.27%	11.01%
Class C (without contingent deferred sales charge)	21.85%	15.27%	11.01%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 616,357,506
Holdings Count | Holding	72	[25]
Advisory Fees Paid, Amount	$ 3,512,524
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256627 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class R6
Trading Symbol	PGEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class R6 shares at NAV returned 23.16%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund Class K, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	23.16%	16.58%	12.33%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 616,357,506
Holdings Count | Holding	72	[26]
Advisory Fees Paid, Amount	$ 3,512,524
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256624 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class Y
Trading Symbol	PGSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 23.12%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	23.12%	16.57%	12.33%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 616,357,506
Holdings Count | Holding	72	[27]
Advisory Fees Paid, Amount	$ 3,512,524
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[10]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[11]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[12]	Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.
[13]	Excluding short-term investments and all derivative contracts except for options purchased.
[14]	Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.
[15]	Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.
[16]	Excluding short-term investments and all derivative contracts except for options purchased.
[17]	Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.
[18]	Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.
[19]	Excluding short-term investments and all derivative contracts except for options purchased.
[20]	Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.
[21]	Excluding short-term investments and all derivative contracts except for options purchased.
[22]	Excluding short-term investments and all derivative contracts except for options purchased.
[23]	Excluding short-term investments and all derivative contracts except for options purchased.
[24]	Excluding short-term investments and all derivative contracts.
[25]	Excluding short-term investments and all derivative contracts.
[26]	Excluding short-term investments and all derivative contracts.
[27]	Excluding short-term investments and all derivative contracts.